FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                            FRANKLIN CUSTODIAN FUNDS
                            ------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/08
                          ---------



Item 1. Schedule of Investments.





Franklin Custodian Funds

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2008

CONTENTS

Franklin DynaTech Fund ...................................................   3
Franklin Growth Fund .....................................................   8
Franklin Income Fund .....................................................  12
Franklin U.S. Government Securities Fund .................................  22
Franklin Utilities Fund ..................................................  24
Notes to Statements of Investments .......................................  27

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                     SHARES/
        FRANKLIN DYNATECH FUND                                                       COUNTRY        WARRANTS             VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS AND WARRANTS 97.7%
        AEROSPACE & DEFENSE 0.2%
    (a) Orbital Sciences Corp. .................................................  United States         17,000      $       332,010
        Precision Castparts Corp. ..............................................  United States         10,000              594,800
                                                                                                                    ---------------
                                                                                                                            926,810
                                                                                                                    ---------------
        AIR FREIGHT & LOGISTICS 1.6%
        C.H. Robinson Worldwide Inc. ...........................................  United States        150,000            8,254,500
                                                                                                                    ---------------
        BIOTECHNOLOGY 14.4%
    (a) Amgen Inc. .............................................................  United States         21,900            1,264,725
    (a) Celgene Corp. ..........................................................  United States        244,800           13,532,544
    (a) Cephalon Inc. ..........................................................  United States         13,300            1,024,632
    (a) Genentech Inc. .........................................................  United States        300,000           24,873,000
    (a) Genzyme Corp. ..........................................................  United States         49,500            3,285,315
    (a) Gilead Sciences Inc. ...................................................  United States        369,600           18,901,344
    (a) Myriad Genetics Inc. ...................................................  United States        107,100            7,096,446
    (a) OSI Pharmaceuticals Inc. ...............................................  United States         50,000            1,952,500
                                                                                                                    ---------------
                                                                                                                         71,930,506
                                                                                                                    ---------------
        CHEMICALS 3.3%
        Monsanto Co. ...........................................................  United States        100,000            7,035,000
        Sigma-Aldrich Corp. ....................................................  United States        225,000            9,504,000
                                                                                                                    ---------------
                                                                                                                         16,539,000
                                                                                                                    ---------------
        COMMERCIAL BANKS 0.1%
        Wells Fargo & Co. ......................................................  United States         20,000              589,600
                                                                                                                    ---------------
        COMMERCIAL SERVICES & SUPPLIES 1.1%
    (a) Stericycle Inc. ........................................................  United States        110,000            5,728,800
                                                                                                                    ---------------
        COMMUNICATIONS EQUIPMENT 6.5%
    (a) Cisco Systems Inc. .....................................................  United States        612,300            9,980,490
 (a, b) Dilithium Networks Inc., wts., 3/20/09 .................................  United States          4,126                   --
        Harris Corp. ...........................................................  United States         55,800            2,123,190
    (a) Infinera Corp. .........................................................  United States         64,600              578,816
        Nokia Corp., ADR .......................................................  Finland              176,500            2,753,400
        QUALCOMM Inc. ..........................................................  United States        305,700           10,953,231
    (a) Research In Motion Ltd. ................................................  Canada                80,000            3,246,400
    (a) Riverbed Technology Inc. ...............................................  United States         74,900              853,111
    (a) Tandberg ASA ...........................................................  Norway                67,500              731,791
    (a) ViaSat Inc. ............................................................  United States         45,700            1,100,456
                                                                                                                    ---------------
                                                                                                                         32,320,885
                                                                                                                    ---------------
        COMPUTERS & PERIPHERALS 6.2%
    (a) Apple Inc. .............................................................  United States        200,000           17,070,000
        Hewlett-Packard Co. ....................................................  United States        363,900           13,205,931
    (a) NetApp Inc. ............................................................  United States         45,100              630,047
                                                                                                                    ---------------
                                                                                                                         30,905,978
                                                                                                                    ---------------
        DIVERSIFIED FINANCIAL SERVICES 0.8%
        Bank of America Corp. ..................................................  United States         50,000              704,000
        JPMorgan Chase & Co.  ..................................................  United States        100,000            3,153,000
                                                                                                                    ---------------
                                                                                                                          3,857,000
                                                                                                                    ---------------


                     Quarterly Statements of Investments | 3

Franklin Custodian Funds

                                                                                                     SHARES/
        FRANKLIN DYNATECH FUND                                                      COUNTRY         WARRANTS             VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
        AT&T Inc. ..............................................................  United States         65,582      $     1,869,087
        Telenor ASA ............................................................  Norway                63,200              420,737
                                                                                                                    ---------------
                                                                                                                          2,289,824
                                                                                                                    ---------------
        ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
    (a) Agilent Technologies Inc. ..............................................  United States         50,000              781,500
    (a) Dolby Laboratories Inc., A .............................................  United States        111,300            3,646,188
    (a) FLIR Systems Inc. ......................................................  United States        200,000            6,136,000
    (a) Trimble Navigation Ltd. ................................................  United States         50,000            1,080,500
                                                                                                                    ---------------
                                                                                                                         11,644,188
                                                                                                                    ---------------
        ENERGY EQUIPMENT & SERVICES 1.6%
    (a) FMC Technologies Inc. ..................................................  United States        150,000            3,574,500
        Schlumberger Ltd. ......................................................  United States        100,000            4,233,000
                                                                                                                    ---------------
                                                                                                                          7,807,500
                                                                                                                    ---------------
        FOOD & STAPLES RETAILING 0.4%
        CVS Caremark Corp. .....................................................  United States         76,700            2,204,358
                                                                                                                    ---------------
        HEALTH CARE EQUIPMENT & SUPPLIES 6.8%
        Alcon Inc. .............................................................  Switzerland           50,000            4,459,500
        Baxter International Inc. ..............................................  United States         75,000            4,019,250
        C. R. Bard Inc. ........................................................  United States         68,100            5,738,106
        DENTSPLY International Inc. ............................................  United States         35,800            1,010,992
    (a) Hologic Inc. ...........................................................  United States         36,088              471,670
    (a) Intuitive Surgical Inc. ................................................  United States          7,500              952,425
        Medtronic Inc. .........................................................  United States        221,000            6,943,820
    (a) St. Jude Medical Inc. ..................................................  United States         33,900            1,117,344
        Stryker Corp. ..........................................................  United States        193,900            7,746,305
    (a) Zimmer Holdings Inc. ...................................................  United States         38,700            1,564,254
                                                                                                                    ---------------
                                                                                                                         34,023,666
                                                                                                                    ---------------
        HEALTH CARE PROVIDERS & SERVICES 3.9%
    (a) Amedisys Inc. ..........................................................  United States         19,934              824,072
    (a) DaVita Inc. ............................................................  United States         38,700            1,918,359
        Ensign Group Inc. ......................................................  United States         44,100              738,234
    (a) Express Scripts Inc. ...................................................  United States        146,600            8,060,068
    (a) Henry Schein Inc. ......................................................  United States         28,300            1,038,327
    (a) Laboratory Corp. of America Holdings ...................................  United States         28,300            1,822,803
    (a) Medco Health Solutions Inc. ............................................  United States         54,800            2,296,668
    (a) MWI Veterinary Supply Inc. .............................................  United States         26,900              725,224
    (a) VCA Antech Inc. ........................................................  United States        100,000            1,988,000
                                                                                                                    ---------------
                                                                                                                         19,411,755
                                                                                                                    ---------------
        HEALTH CARE TECHNOLOGY 0.8%
        Allscripts-Misys Healthcare Solutions Inc. .............................  United States        121,000            1,200,320
    (a) Cerner Corp. ...........................................................  United States         44,500            1,711,025
    (a) MedAssets Inc. .........................................................  United States         42,200              616,120
    (a) Phase Forward Inc. .....................................................  United States         40,300              504,556
                                                                                                                    ---------------
                                                                                                                          4,032,021
                                                                                                                    ---------------


                     4 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                                     SHARES/
        FRANKLIN DYNATECH FUND                                                        COUNTRY       WARRANTS             VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        INTERNET & CATALOG RETAIL 1.5%
    (a) Amazon.com Inc. ........................................................  United States        128,100      $     6,568,968
    (a) Priceline.com Inc. .....................................................  United States         15,000            1,104,750
                                                                                                                    ---------------
                                                                                                                          7,673,718
                                                                                                                    ---------------
        INTERNET SOFTWARE & SERVICES 4.5%
    (a) Baidu.com Inc., ADR ....................................................  China                 11,800            1,540,726
    (a) Equinix Inc. ...........................................................  United States         27,200            1,446,768
    (a) Google Inc., A .........................................................  United States         50,200           15,444,030
    (a) MercadoLibre Inc. ......................................................  Argentina             64,300            1,055,163
    (a) Omniture Inc. ..........................................................  United States         76,700              816,088
    (a) Sohu.com Inc. ..........................................................  China                 50,000            2,367,000
                                                                                                                    ---------------
                                                                                                                         22,669,775
                                                                                                                    ---------------
        IT SERVICES 4.2%
        Accenture Ltd., A ......................................................  United States         20,000              655,800
    (a) Affiliated Computer Services Inc., A ...................................  United States         14,400              661,680
    (a) Alliance Data Systems Corp. ............................................  United States         15,700              730,521
        MasterCard Inc., A .....................................................  United States         41,200            5,888,716
        Visa Inc., A ...........................................................  United States        250,000           13,112,500
                                                                                                                    ---------------
                                                                                                                         21,049,217
                                                                                                                    ---------------
        LIFE SCIENCES TOOLS & SERVICES 3.1%
    (a) Covance Inc. ...........................................................  United States         17,200              791,716
    (a) Illumina Inc. ..........................................................  United States         50,000            1,302,500
        Pharmaceutical Product Development Inc. ................................  United States         63,400            1,839,234
    (a) Thermo Fisher Scientific Inc. ..........................................  United States        125,000            4,258,750
    (a) Waters Corp. ...........................................................  United States        195,300            7,157,745
                                                                                                                    ---------------
                                                                                                                         15,349,945
                                                                                                                    ---------------
        MACHINERY 0.1%
        Danaher Corp. ..........................................................  United States         10,000              566,100
                                                                                                                    ---------------
        MEDIA 0.6%
    (a) The DIRECTV Group Inc. .................................................  United States         70,000            1,603,700
        News Corp., A ..........................................................  United States         74,900              680,841
        The Walt Disney Co. ....................................................  United States         33,030              749,451
                                                                                                                    ---------------
                                                                                                                          3,033,992
                                                                                                                    ---------------
        PHARMACEUTICALS 11.7%
        Abbott Laboratories ....................................................  United States         52,600            2,807,262
        Allergan Inc. ..........................................................  United States         22,780              918,489
        Bayer AG, Br. ..........................................................  Germany               44,400            2,569,678
        Johnson & Johnson ......................................................  United States        184,000           11,008,720
        Merck & Co. Inc. .......................................................  United States        117,000            3,556,800
        Merck KGaA .............................................................  Germany               28,700            2,589,266
        Novartis AG ............................................................  Switzerland           55,900            2,758,620
        Novo-Nordisk AS, ADR ...................................................  Denmark               80,000            4,111,200
        Roche Holding AG .......................................................  Switzerland           27,900            4,245,482
        Schering-Plough Corp. ..................................................  United States        326,400            5,558,592
        Shire PLC, ADR .........................................................  United Kingdom        28,800            1,289,664


                     Quarterly Statements of Investments | 5

Franklin Custodian Funds

                                                                                                     SHARES/
        FRANKLIN DYNATECH FUND                                                        COUNTRY       WARRANTS             VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        PHARMACEUTICALS (CONTINUED)
        Teva Pharmaceutical Industries Ltd., ADR ...............................  Israel               350,000      $    14,899,500
        Wyeth ..................................................................  United States         57,800            2,168,078
                                                                                                                    ---------------
                                                                                                                         58,481,351
                                                                                                                    ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.6%
    (a) Atheros Communications .................................................  United States         38,400              549,504
    (a) FormFactor Inc .........................................................  United States         79,100            1,154,860
    (a) Hittite Microwave Corp. ................................................  United States         20,800              612,768
        Intel Corp. ............................................................  United States      1,125,000           16,492,500
    (a) Lam Research Corp. .....................................................  United States        100,000            2,128,000
        Maxim Integrated Products Inc. .........................................  United States         60,100              686,342
        Microchip Technology Inc. ..............................................  United States         41,800              816,354
    (a) Microsemi Corp. ........................................................  United States         77,000              973,280
    (a) Microtune Inc. .........................................................  United States         93,758              191,266
    (a) Netlogic Microsystems Inc. .............................................  United States         45,100              992,651
        Power Integrations Inc. ................................................  United States         34,000              675,920
    (a) Silicon Laboratories Inc. ..............................................  United States         28,000              693,840
    (a) Varian Semiconductor Equipment Associates Inc. .........................  United States        129,400            2,344,728
                                                                                                                    ---------------
                                                                                                                         28,312,013
                                                                                                                    ---------------
        SOFTWARE 11.1%
    (a) Activision Blizzard Inc. ...............................................  United States        698,032            6,030,996
    (a) Adobe Systems Inc. .....................................................  United States        408,100            8,688,449
    (a) ANSYS Inc. .............................................................  United States        200,000            5,578,000
    (a) Autodesk Inc. ..........................................................  United States        150,000            2,947,500
    (a) Autonomy Corp. PLC .....................................................  United Kingdom        12,100              168,067
    (a) Concur Technologies Inc. ...............................................  United States        167,700            5,503,914
    (a) Electronic Arts Inc. ...................................................  United States         75,000            1,203,000
        Microsoft Corp. ........................................................  United States        250,000            4,860,000
        Nintendo Co. Ltd. ......................................................  Japan                  3,500            1,336,425
        Nintendo Co. Ltd., ADR .................................................  Japan                160,000            7,640,000
    (a) Nuance Communications Inc. .............................................  United States         63,500              657,860
    (a) Oracle Corp. ...........................................................  United States        168,500            2,987,505
    (a) Quest Software Inc. ....................................................  United States         39,200              493,528
    (a) Salesforce.com Inc. ....................................................  United States        100,000            3,201,000
    (a) UbiSoft Entertainment SA ...............................................  France               212,800            4,133,084
                                                                                                                    ---------------
                                                                                                                         55,429,328
                                                                                                                    ---------------
        WIRELESS TELECOMMUNICATION SERVICES 4.8%
        America Movil SAB de CV, L, ADR ........................................  Mexico                47,600            1,475,124
    (a) American Tower Corp., A ................................................  United States        319,535            9,368,766
        Cellcom Israel Ltd. ....................................................  Israel                15,700              346,970
    (a) Centennial Communications Corp., A .....................................  United States        245,600            1,979,536
        China Mobile (Hong Kong) Ltd., ADR .....................................  China                 12,600              640,710
    (a) Crown Castle International Corp. .......................................  United States         76,638            1,347,296
    (a) MetroPCS Communications Inc. ...........................................  United States        172,900            2,567,565
    (a) NII Holdings Inc. ......................................................  United States        114,100            2,074,338


                     6 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                                     SHARES/
        FRANKLIN DYNATECH FUND                                                        COUNTRY       WARRANTS             VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS AND WARRANTS (CONTINUED)
        WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
        Rogers Communications Inc., B ..........................................  Canada                76,200      $     2,291,386
    (a) SBA Communications Corp. ...............................................  United States        130,400            2,128,128
                                                                                                                    ---------------
                                                                                                                         24,219,819
                                                                                                                    ---------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $420,608,411) ...................                                        489,251,649
                                                                                                                    ---------------
        PREFERRED STOCKS 0.0%(c)
        COMMUNICATIONS EQUIPMENT 0.0%(c)
  (a,b) Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ......  United States        124,248              181,402
  (a,b) Dilithium Networks Inc., pfd., D, 11.00%, 3/20/09 ......................  United States          4,807                4,807
                                                                                                                    ---------------
        TOTAL PREFERRED STOCKS (COST $294,307) .................................                                            186,209
                                                                                                                    ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $420,902,718) ....                                        489,437,858
                                                                                                                    ---------------
        SHORT TERM INVESTMENTS (COST $12,398,946) 2.5%
        MONEY MARKET FUNDS 2.5%
    (d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...  United States     12,398,946           12,398,946
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $433,301,664) 100.2% ...........................                                        501,836,804
        OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                                           (928,587)
                                                                                                                    ---------------
        NET ASSETS 100.0% ......................................................                                    $   500,908,217
                                                                                                                    ===============

See Abbreviations on page 31.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b)  See Note 4 regarding restricted and illiquid securities.

(c)  Rounds to less than 0.1% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 7

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN GROWTH FUND                                                                         SHARES              VALUE
        ------------------------------------------------------------------------                  ------------      ---------------
        COMMON STOCKS 99.3%
        AUTOMOBILES & COMPONENTS 1.9%
    (a) Ford Motor Co. .........................................................                     1,100,000      $     2,519,000
        Harley-Davidson Inc. ...................................................                       500,000            8,485,000
        Johnson Controls Inc. ..................................................                     1,200,000           21,792,000
        Toyota Motor Corp., ADR (Japan) ........................................                        30,000            1,963,200
                                                                                                                    ---------------
                                                                                                                         34,759,200
                                                                                                                    ---------------
        CAPITAL GOODS 27.2%
        3M Co. .................................................................                       855,000           49,196,700
        The Boeing Co ..........................................................                     1,045,000           44,590,150
        Emerson Electric Co ....................................................                     1,000,000           36,610,000
        General Dynamics Corp. .................................................                     1,000,000           57,590,000
        General Electric Co. ...................................................                        70,000            1,134,000
        Illinois Tool Works Inc. ...............................................                     1,000,000           35,050,000
        Ingersoll-Rand Co. Ltd., A .............................................                     1,002,000           17,384,700
        Lockheed Martin Corp. ..................................................                       500,000           42,040,000
        Northrop Grumman Corp ..................................................                     1,000,000           45,040,000
        Pall Corp ..............................................................                       500,000           14,215,000
        Raytheon Co. ...........................................................                       600,000           30,624,000
        Rockwell Collins Inc ...................................................                       100,000            3,909,000
    (a) SunPower Corp., A ......................................................                         2,000               74,000
    (a) SunPower Corp., B ......................................................                        48,000            1,461,120
        Textron Inc. ...........................................................                     1,050,000           14,563,500
    (a) Thomas & Betts Corp. ...................................................                       500,000           12,010,000
        Tyco International Ltd. ................................................                       387,513            8,370,281
        United Technologies Corp. ..............................................                       850,000           45,560,000
        W.W. Grainger Inc. .....................................................                       550,000           43,362,000
                                                                                                                    ---------------
                                                                                                                        502,784,451
                                                                                                                    ---------------
        COMMERCIAL & PROFESSIONAL SERVICES 2.2%
        Avery Dennison Corp. ...................................................                       462,000           15,121,260
        Dun & Bradstreet Corp. .................................................                       122,000            9,418,400
        Equifax Inc. ...........................................................                       400,000           10,608,000
        Robert Half International Inc. .........................................                       300,000            6,246,000
                                                                                                                    ---------------
                                                                                                                         41,393,660
                                                                                                                    ---------------
        CONSUMER DURABLES & APPAREL 1.5%
        VF Corp. ...............................................................                       500,000           27,385,000
                                                                                                                    ---------------
        CONSUMER SERVICES 0.8%
        Carnival Corp ..........................................................                       565,000           13,740,800
    (a) Interval Leisure Group Inc. ............................................                        60,020              323,508
                                                                                                                    ---------------
                                                                                                                         14,064,308
                                                                                                                    ---------------
        ENERGY 2.4%
        BP PLC, ADR (United Kingdom) ...........................................                       350,200           16,368,348
        ConocoPhillips .........................................................                        35,000            1,813,000
        Devon Energy Corp ......................................................                        50,000            3,285,500
        Exxon Mobil Corp .......................................................                        70,000            5,588,100
        Royal Dutch Shell PLC, A, ADR (Netherlands) ............................                       280,000           14,823,200


                     8 | Quarterly Statements of Investments

Franklin Custodian Funds

        FRANKLIN GROWTH FUND                                                                         SHARES              VALUE
        ------------------------------------------------------------------------                  ------------      ---------------
        COMMON STOCKS (CONTINUED)
        ENERGY (CONTINUED)
        Schlumberger Ltd. ......................................................                        40,000      $     1,693,200
    (a) Transocean Ltd. ........................................................                        15,222              719,239
                                                                                                                    ---------------
                                                                                                                         44,290,587
                                                                                                                    ---------------
        HEALTH CARE EQUIPMENT & SERVICES 5.7%
    (a) Advanced Medical Optics Inc. ...........................................                        88,888              587,549
        Baxter International Inc. ..............................................                       400,000           21,436,000
        Cardinal Health Inc. ...................................................                       300,000           10,341,000
    (a) Edwards Lifesciences Corp. .............................................                        50,000            2,747,500
        IMS Health Inc. ........................................................                       500,000            7,580,000
    (a) Intuitive Surgical Inc. ................................................                        19,000            2,412,810
    (a) Medco Health Solutions Inc. ............................................                        96,480            4,043,477
        Medtronic Inc. .........................................................                        60,000            1,885,200
        Quest Diagnostics Inc ..................................................                       500,000           25,955,000
        Teleflex Inc. ..........................................................                       500,000           25,050,000
    (a) Zimmer Holdings Inc. ...................................................                        64,000            2,586,880
                                                                                                                    ---------------
                                                                                                                        104,625,416
                                                                                                                    ---------------
        HOUSEHOLD & PERSONAL PRODUCTS 0.1%
        The Procter & Gamble Co. ...............................................                        35,000            2,163,700
                                                                                                                    ---------------
        MATERIALS 2.3%
        Air Products and Chemicals Inc. ........................................                       500,000           25,135,000
        Sigma-Aldrich Corp. ....................................................                       400,000           16,896,000
                                                                                                                    ---------------
                                                                                                                         42,031,000
                                                                                                                    ---------------
        MEDIA 1.7%
        Time Warner Inc. .......................................................                       550,000            5,533,000
        The Walt Disney Co. ....................................................                     1,130,000           25,639,700
                                                                                                                    ---------------
                                                                                                                         31,172,700
                                                                                                                    ---------------
        PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23.2%
        Abbott Laboratories ....................................................                       400,000           21,348,000
        Allergan Inc. ..........................................................                       800,000           32,256,000
    (a) Amgen Inc. .............................................................                       932,000           53,823,000
    (a) Biogen Idec Inc. .......................................................                       400,000           19,052,000
    (a) Celgene Corp ...........................................................                        25,000            1,382,000
    (a) Dionex Corp. ...........................................................                       250,000           11,212,500
        Eli Lilly and Co. ......................................................                       400,000           16,108,000
    (a) Genentech Inc ..........................................................                     1,000,000           82,910,000
        Johnson & Johnson ......................................................                     1,081,000           64,676,230
        Merck & Co. Inc ........................................................                       500,000           15,200,000
    (a) Millipore Corp. ........................................................                       400,000           20,608,000
        Pfizer Inc. ............................................................                     2,170,000           38,430,700
        Roche Holding AG, ADR (Switzerland) ....................................                        40,000            3,062,000
        Schering-Plough Corp ...................................................                       500,000            8,515,000
    (a) Waters Corp ............................................................                       500,000           18,325,000
        Wyeth ..................................................................                       600,000           22,506,000
                                                                                                                    ---------------
                                                                                                                        429,414,430
                                                                                                                    ---------------


                     Quarterly Statements of Investments | 9

Franklin Custodian Funds

        FRANKLIN GROWTH FUND                                                                         SHARES             VALUE
        ------------------------------------------------------------------------                  ------------      ---------------
        COMMON STOCKS (CONTINUED)
        RETAILING 0.2%
    (a) Expedia Inc ............................................................                       300,100      $     2,472,824
    (a) HSN Inc. ...............................................................                        60,020              436,346
    (a) Ticketmaster Entertainment Inc .........................................                        60,020              385,328
                                                                                                                    ---------------
                                                                                                                          3,294,498
                                                                                                                    ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
        Intel Corp. ............................................................                       900,000           13,194,000
        Texas Instruments Inc. .................................................                       515,000            7,992,800
    (a) Verigy Ltd. (Singapore) ................................................                        48,974              471,130
                                                                                                                    ---------------
                                                                                                                         21,657,930
                                                                                                                    ---------------
        SOFTWARE & SERVICES 6.7%
        Automatic Data Processing Inc. .........................................                       700,000           27,538,000
    (a) Computer Sciences Corp .................................................                     1,000,000           35,140,000
    (a) Google Inc., A .........................................................                        40,000           12,306,000
    (a) IAC/InterActiveCorp ....................................................                       150,050            2,360,286
        Microsoft Corp .........................................................                       975,000           18,954,000
    (a) Oracle Corp. ...........................................................                       500,000            8,865,000
    (a) Yahoo! Inc .............................................................                     1,600,000           19,520,000
                                                                                                                    ---------------
                                                                                                                        124,683,286
                                                                                                                    ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 11.9%
    (a) Agilent Technologies Inc ...............................................                       400,000            6,252,000
    (a) Apple Inc. .............................................................                       725,000           61,878,750
    (a) Cisco Systems Inc. .....................................................                     1,545,000           25,183,500
    (a) Dell Inc. ..............................................................                       500,000            5,120,000
    (a) EMC Corp. ..............................................................                     1,000,000           10,470,000
        Hewlett-Packard Co. ....................................................                     1,156,250           41,960,312
        International Business Machines Corp. ..................................                       580,000           48,812,800
    (a) Logitech International SA (Switzerland) ................................                       150,000            2,337,000
    (a) Mettler-Toledo International Inc .......................................                        50,000            3,370,000
        Molex Inc. .............................................................                       146,483            2,122,539
        Molex Inc., A ..........................................................                       146,483            1,896,955
        QUALCOMM Inc. ..........................................................                       110,000            3,941,300
        Tyco Electronics Ltd ...................................................                       387,513            6,281,586
                                                                                                                    ---------------
                                                                                                                        219,626,742
                                                                                                                    ---------------
        TELECOMMUNICATION SERVICES 0.2%
    (a) American Tower Corp., A ................................................                       115,000            3,371,800
                                                                                                                    ---------------
        TRANSPORTATION 10.1%
        Air France-KLM, ADR (France) ...........................................                       550,000            7,243,500
    (a) Alaska Air Group Inc. ..................................................                       500,000           14,625,000
    (a) AMR Corp. ..............................................................                     2,000,000           21,340,000
        Arkansas Best Corp. ....................................................                       500,000           15,055,000
        British Airways PLC, ADR (United Kingdom) ..............................                       500,000           13,035,000
        Canadian National Railway Co. (Canada) .................................                       500,000           18,380,000
        Canadian Pacific Railway Ltd. (Canada) .................................                       500,000           16,810,000
    (a) Continental Airlines Inc., B ...........................................                     1,000,000           18,060,000


                    10 | Quarterly Statements of Investments

Franklin Custodian Funds

        FRANKLIN GROWTH FUND                                                                         SHARES            VALUE
        ------------------------------------------------------------------------                  ------------      ---------------
        COMMON STOCKS (CONTINUED)
        TRANSPORTATION (CONTINUED)
        Expeditors International of Washington Inc .............................                        80,000      $     2,661,600
        Forward Air Corp. ......................................................                       500,000           12,135,000
        Heartland Express Inc. .................................................                       500,000            7,880,000
        Southwest Airlines Co. .................................................                        65,200              562,024
        Union Pacific Corp. ....................................................                       600,000           28,680,000
        Werner Enterprises Inc. ................................................                       500,000            8,670,000
    (a) YRC Worldwide Inc. .....................................................                       700,000            2,009,000
                                                                                                                    ---------------
                                                                                                                        187,146,124
                                                                                                                    ---------------
        TOTAL COMMON STOCKS (COST $1,051,752,122) ..............................                                      1,833,864,832
                                                                                                                    ---------------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT
                                                                                                  ------------
        CORPORATE BONDS (COST $1,615,000) 0.1%
        AUTOMOBILES & COMPONENTS 0.1%
        General Motors Corp., senior deb., 8.375%, 7/15/33 .....................                  $  8,500,000            1,615,000
                                                                                                                    ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $1,053,367,122) ..                                      1,835,479,832
                                                                                                                    ---------------
                                                                                                     SHARES
                                                                                                  ------------
        SHORT TERM INVESTMENTS (COST $11,131,208) 0.6%
        MONEY MARKET FUNDS 0.6%
    (b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...                    11,131,208           11,131,208
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $1,064,498,330) 100.0% .........................                                      1,846,611,040
        OTHER ASSETS, LESS LIABILITIES (0.0)%(c) ...............................                                           (274,253)
                                                                                                                    ---------------
        NET ASSETS 100.0% ......................................................                                    $ 1,846,336,787
                                                                                                                    ---------------

See Abbreviations on page 31.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN INCOME FUND                                                          COUNTRY        SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS 30.8%
        CONSUMER DISCRETIONARY 0.3%
        Comcast Corp. ..........................................................  United States      7,059,833      $   119,169,981
                                                                                                                    ---------------
        ENERGY 2.5%
    (a) Canadian Oil Sands Trust ...............................................  Canada            25,069,700          434,722,773
        ConocoPhillips .........................................................  United States      5,750,000          297,850,000
        Spectra Energy Corp. ...................................................  United States     13,000,000          204,620,000
                                                                                                                    ---------------
                                                                                                                        937,192,773
                                                                                                                    ---------------
        FINANCIALS 4.6%
        Bank of America Corp. ..................................................  United States     50,000,000          704,000,000
        Barclays PLC ...........................................................  United Kingdom    15,000,000           33,607,254
        Duke Realty Corp. ......................................................  United States      3,163,800           34,675,248
        HSBC Holdings PLC ......................................................  United Kingdom    35,000,000          338,409,426
        iStar Financial Inc. ...................................................  United States      5,213,500           11,626,105
        JPMorgan Chase & Co. ...................................................  United States      3,003,700           94,706,661
        Wells Fargo & Co. ......................................................  United States     16,981,400          500,611,672
                                                                                                                    ---------------
                                                                                                                      1,717,636,366
                                                                                                                    ---------------
        HEALTH CARE 3.5%
        Merck & Co. Inc. .......................................................  United States     20,000,000          608,000,000
        Pfizer Inc. ............................................................  United States     40,000,000          708,400,000
                                                                                                                    ---------------
                                                                                                                      1,316,400,000
                                                                                                                    ---------------
        INFORMATION TECHNOLOGY 1.0%
        Intel Corp. ............................................................  United States     25,000,000          366,500,000
                                                                                                                    ---------------
        MATERIALS 0.3%
        AngloGold Ashanti Ltd., ADR ............................................  South Africa       2,884,064           79,917,413
        Barrick Gold Corp. .....................................................  Canada               298,200           10,964,814
                                                                                                                    ---------------
                                                                                                                         90,882,227
                                                                                                                    ---------------
        TELECOMMUNICATION SERVICES 1.4%
        AT&T Inc. ..............................................................  United States     13,500,000          384,750,000
        Verizon Communications Inc. ............................................  United States      2,350,000           79,665,000
        Vodafone Group PLC .....................................................  United Kingdom    30,000,000           60,904,934
                                                                                                                    ---------------
                                                                                                                        525,319,934
                                                                                                                    ---------------
        UTILITIES 17.2%
    (a) AGL Resources Inc. .....................................................  United States      4,000,000          125,400,000
    (a) Ameren Corp. ...........................................................  United States     12,500,000          415,750,000
        American Electric Power Co. Inc. .......................................  United States      8,633,800          287,332,864
        CenterPoint Energy Inc. ................................................  United States      6,000,000           75,720,000
        Consolidated Edison Inc. ...............................................  United States      8,652,000          336,822,360
        Constellation Energy Group .............................................  United States      3,369,520           84,541,257
        Dominion Resources Inc. ................................................  United States     11,000,000          394,240,000
        DTE Energy Co. .........................................................  United States      5,270,400          187,995,168
        Duke Energy Corp. ......................................................  United States     35,000,000          525,350,000
        FirstEnergy Corp. ......................................................  United States      5,500,000          267,190,000
        FPL Group Inc. .........................................................  United States      9,000,000          452,970,000
        NiSource Inc. ..........................................................  United States      4,500,000           49,365,000
        PG&E Corp. .............................................................  United States     15,500,000          600,005,000


                    12 | Quarterly Statements of Investments

Franklin Custodian Funds

        FRANKLIN INCOME FUND                                                          COUNTRY        SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS (CONTINUED)
        UTILITIES (CONTINUED)
    (a) Pinnacle West Capital Corp. ............................................  United States      5,500,000      $   176,715,000
        Portland General Electric Co. ..........................................  United States      3,100,000           60,357,000
        Progress Energy Inc. ...................................................  United States      9,000,000          358,650,000
        Public Service Enterprise Group Inc. ...................................  United States     20,000,000          583,400,000
    (a) Puget Energy Inc. ......................................................  United States      6,761,200          184,377,924
        Sempra Energy ..........................................................  United States      6,000,000          255,780,000
        The Southern Co. .......................................................  United States     13,500,000          499,500,000
        TECO Energy Inc. .......................................................  United States      9,756,522          120,493,047
        Xcel Energy Inc. .......................................................  United States     19,246,950          357,030,922
                                                                                                                    ---------------
                                                                                                                      6,398,985,542
                                                                                                                    ---------------
        TOTAL COMMON STOCKS (COST $12,675,695,339) .............................                                     11,472,086,823
                                                                                                                    ---------------
        CONVERTIBLE PREFERRED STOCKS 2.8%
        CONSUMER DISCRETIONARY 0.1%
        General Motors Corp., 6.25%, cvt. pfd., C ..............................  United States     11,000,000           35,200,000
                                                                                                                    ---------------
        FINANCIALS 2.3%
        American International Group Inc., 8.50%, cvt. pfd. ....................  United States      5,200,000           44,200,000
        Bank of America Corp., 7.25%, cvt. pfd., L .............................  United States        437,900          284,635,000
        Citigroup Inc., 6.50%, cvt. pfd. .......................................  United States      7,000,000          195,930,000
        Fannie Mae, 5.375%, cvt. pfd. ..........................................  United States          4,700            7,050,000
        Fannie Mae, 8.75%, cvt. pfd. ...........................................  United States      3,239,000            3,400,950
        Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A .........................  United States      3,000,000           20,250,000
        Legg Mason Inc., 7.00%, cvt. pfd .......................................  United States      2,625,000           57,750,000
        Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P .....................  United States      1,000,650              500,325
        Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q .....................  United States        550,000              192,500
        Wachovia Corp., 7.50%, cvt. pfd., L ....................................  United States        300,000          225,000,000
        Washington Mutual Inc., 7.75%, cvt. pfd., R ............................  United States        445,220            1,179,833
                                                                                                                    ---------------
                                                                                                                        840,088,608
                                                                                                                    ---------------
        HEALTH CARE 0.2%
        Schering-Plough Corp., 6.00%, cvt. pfd. ................................  United States        525,000           90,825,953
                                                                                                                    ---------------
        UTILITIES 0.2%
        CMS Energy Trust I, 7.75%, cvt. pfd. ...................................  United States      1,711,000           56,431,347
                                                                                                                    ---------------
        TOTAL CONVERTIBLE PREFERRED STOCKS
           (COST $4,475,073,678) ...............................................                                      1,022,545,908
                                                                                                                    ---------------
        EQUITY LINKED SECURITIES 1.5%
        ENERGY 0.4%
    (b) The Goldman Sachs Group Inc. into XTO Energy Inc., 9.00%, 144A .........  United States      3,825,000          126,881,408
                                                                                                                    ---------------
        INFORMATION TECHNOLOGY 0.3%
    (b) Morgan Stanley into Texas Instruments Inc., 7.50%, 144A ................  United States      8,000,000          124,868,800
                                                                                                                    ---------------
        MATERIALS 0.8%
    (b) The Goldman Sachs Group Inc. into Barrick Gold Corp., 10.00%, 144A .....  United States      8,282,800          300,803,880
                                                                                                                    ---------------
        TOTAL EQUITY LINKED SECURITIES (COST $816,175,237) .....................                                        552,554,088
                                                                                                                    ---------------


                    Quarterly Statements of Investments | 13

Franklin Custodian Funds

        FRANKLIN INCOME FUND                                                          COUNTRY        SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        PREFERRED STOCKS 0.3%
        FINANCIALS 0.3%
        Fannie Mae, 6.75%, pfd .................................................  United States      3,000,000      $     1,950,000
        Fannie Mae, 7.625%, pfd., R ............................................  United States      2,399,400            1,607,598
        Fannie Mae, 8.25%, pfd .................................................  United States     11,784,000            9,780,720
        Freddie Mac, 8.375%, pfd., Z ...........................................  United States     16,608,000            6,477,120
    (b) Preferred Blocker Inc., 9.00%, pfd., 144A ..............................  United States        267,636           95,010,780
                                                                                                                    ---------------
        TOTAL PREFERRED STOCKS (COST $928,695,780) .............................                                        114,826,218
                                                                                                                    ---------------

                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(c)
                                                                                                  ------------
    (d) SENIOR FLOATING RATE INTERESTS 4.6%
        CONSUMER DISCRETIONARY 1.2%
        Clear Channel Communications Inc., Term Loan B, 4.121%, 11/13/15 .......  United States    635,000,000          311,785,000
        Idearc Inc.,
           Term Loan A, 1.97%, 11/17/13 ........................................  United States     45,000,000           15,171,435
           Term Loan B, 2.47% - 3.46%, 11/17/14 ................................  United States     24,873,096            7,852,785
        Jarden Corp., Term Loan B-3, 3.959%, 1/24/12 ...........................  United States    123,125,242           96,160,814
                                                                                                                    ---------------
                                                                                                                        430,970,034
                                                                                                                    ---------------
        HEALTH CARE 0.3%
        Bausch and Lomb Inc.,
           Delayed Draw Term Loan, 4.709%, 4/28/15 .............................  United States      5,268,000            3,612,341
           Parent Term Loan B, 4.709%, 4/28/15 .................................  United States     34,768,800           23,841,453
        HCA Inc.,
           Term Loan A-1, 2.959%, 11/19/12 .....................................  United States     39,559,364           33,576,010
    (e)    Term Loan B-1, 3.709%, 11/18/13 .....................................  United States     74,936,387           59,246,580
                                                                                                                    ---------------
                                                                                                                        120,276,384
                                                                                                                    ---------------
        INDUSTRIALS 0.7%
        Allison Transmission Inc., Term Loan B, 4.19% - 5.00%, 8/07/14 .........  United States    175,786,341           99,068,084
        Ceva Group PLC,
           Dollar Pre-Refunded L/C Commitment, 4.459%, 8/01/12 .................  United States     13,684,211            7,457,895
           EGL Term Loans, 5.029%, 8/01/12 .....................................  United States    114,571,053           76,619,391
        U.S. Investigations Services Inc., Term Loan B, 4.275%, 2/21/15 ........  United States    108,621,554           79,022,181
                                                                                                                    ---------------
                                                                                                                        262,167,551
                                                                                                                    ---------------
        INFORMATION TECHNOLOGY 1.0%
        First Data Corp.,
           Term Loan B-2, 3.211%, 9/24/14 ......................................  United States    246,875,000          160,027,831
           Term Loan B-3, 3.211%, 9/24/14 ......................................  United States    330,960,996          214,297,245
                                                                                                                    ---------------
                                                                                                                        374,325,076
                                                                                                                    ---------------
        MATERIALS 0.1%
    (f) Berry Plastics Holding Corp., Senior Unsecured Term Loan, PIK, 11.334%,
           6/15/14 .............................................................  United States    152,217,159           27,399,089
                                                                                                                    ---------------


                    14 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
    (d) SENIOR FLOATING RATE INTERESTS (CONTINUED)
        UTILITIES 1.3%
        Texas Competitive Electric Holdings Co. LLC,
           Term Loan B-1, 3.96% - 5.368%, 10/10/14 .............................  United States    173,433,109      $   121,041,915
           Term Loan B-2, 3.961% - 5.888%, 10/10/14 ............................  United States    246,874,999          172,298,259
           Term Loan B-3, 3.961% - 5.368%, 10/10/14 ............................  United States    271,562,500          189,528,085
                                                                                                                    ---------------
                                                                                                                        482,868,259
                                                                                                                    ---------------
        TOTAL SENIOR FLOATING RATE INTERESTS
           (COST $2,591,399,493) ...............................................                                      1,698,006,393
                                                                                                                    ---------------
        CORPORATE BONDS 52.4%
        CONSUMER DISCRETIONARY 15.0%
        Beazer Homes USA Inc., senior note,
           6.875%, 7/15/15 .....................................................  United States     59,000,000           20,355,000
           8.125%, 6/15/16 .....................................................  United States     14,900,000            4,544,500
        Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..............  United States    498,500,000          446,157,500
        CCH I Holdings LLC, senior note,
           13.50%, 1/15/14 .....................................................  United States    375,000,000           21,093,750
           9.92%, 4/01/14 ......................................................  United States    117,380,000            5,282,100
           11.75%, 5/15/14 .....................................................  United States    342,000,000           19,237,500
        CCH I LLC, senior secured note, 11.00%, 10/01/15 .......................  United States    767,000,000          138,060,000
        CCH II LLC, senior note, 10.25%, 9/15/10 ...............................  United States    310,000,000          144,150,000
        CCO Holdings LLC, senior note, 8.75%, 11/15/13 .........................  United States     40,000,000           25,400,000
        CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 .....................  United States     46,050,000           43,632,375
        D.R. Horton Inc., 5.625%, 1/15/16 ......................................  United States      5,800,000            3,741,000
        Dex Media Inc.,
           B, 8.00%, 11/15/13 ..................................................  United States     51,000,000            9,690,000
           senior disc. note, 9.00%, 11/15/13 ..................................  United States    285,000,000           54,150,000
        Dex Media West Finance,
           senior note, B, 8.50%, 8/15/10 ......................................  United States      5,000,000            3,050,000
           senior sub. note, 9.875%, 8/15/13 ...................................  United States     19,360,000            4,646,400
        DIRECTV Holdings LLC, senior note, 7.625%, 5/15/16 .....................  United States    310,000,000          302,250,000
        Dollar General Corp.,
           senior note, 10.625%, 7/15/15 .......................................  United States    590,000,000          566,400,000
    (f)    senior sub. note, PIK, 11.875%, 7/15/17 .............................  United States    205,000,000          176,300,000
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ....................................................  United States     71,000,000           66,207,500
           7.75%, 5/31/15 ......................................................  United States    133,000,000          113,715,000
           7.125%, 2/01/16 .....................................................  United States    272,500,000          228,900,000
        Ford Motor Co., 7.45%, 7/16/31 .........................................  United States    600,000,000          168,000,000
        Ford Motor Credit Co. LLC,
           7.375%, 10/28/09 ....................................................  United States    840,000,000          737,837,520
           7.875%, 6/15/10 .....................................................  United States    550,000,000          440,234,300
           7.375%, 2/01/11 .....................................................  United States    450,000,000          342,357,300
           7.00%, 10/01/13 .....................................................  United States    100,000,000           69,156,000
           senior note, 9.75%, 9/15/10 .........................................  United States    145,000,000          116,040,310
           senior note, 9.875%, 8/10/11 ........................................  United States     75,000,000           55,357,575
           senior note, 7.25%, 10/25/11 ........................................  United States    155,000,000          113,294,305


                    Quarterly Statements of Investments | 15

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        CORPORATE BONDS (CONTINUED)
        CONSUMER DISCRETIONARY (CONTINUED)
        General Motors Corp., senior deb., 8.375%, 7/15/33 .....................  United States    510,000,000      $    96,900,000
        Host Hotels & Resorts LP, senior note,
           6.875%, 11/01/14 ....................................................  United States     85,000,000           65,875,000
           O, 6.375%, 3/15/15 ..................................................  United States    222,000,000          166,500,000
           Q, 6.75%, 6/01/16 ...................................................  United States    180,000,000          132,300,000
        K. Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 .............  United States     30,100,000            7,675,500
        KB Home, senior note,
           6.375%, 8/15/11 .....................................................  United States     40,000,000           31,000,000
           5.75%, 2/01/14 ......................................................  United States     75,000,000           47,625,000
           6.25%, 6/15/15 ......................................................  United States     90,000,000           55,350,000
           7.25%, 6/15/18 ......................................................  United States     70,500,000           41,595,000
        Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................  United States    130,400,000           86,139,241
        MGM MIRAGE,
           senior note, 6.75%, 4/01/13 .........................................  United States     70,000,000           47,250,000
  (b,g) senior secured note, 144A, 13.00%, 11/15/13 ............................  United States    125,000,000          119,687,500
        R.H. Donnelley Corp.,
           senior disc. note, A-1, 6.875%, 1/15/13 .............................  United States    142,000,000           19,880,000
           senior disc. note, A-2, 6.875%, 1/15/13 .............................  United States    209,450,000           29,323,000
           senior note, 6.875%, 1/15/13 ........................................  United States     55,000,000            7,700,000
           senior note, 8.875%, 10/15/17 .......................................  United States    501,500,000           77,732,500
           senior note, A-3, 8.875%, 1/15/16 ...................................  United States    193,100,000           29,930,500
  (b,f) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
           3/15/15 .............................................................  United States    357,000,000           46,410,000
        Visant Holding Corp., senior note, 8.75%, 12/01/13 .....................  United States     50,000,000           37,250,000
                                                                                                                    ---------------
                                                                                                                      5,585,363,176
                                                                                                                    ---------------
        CONSUMER STAPLES 1.7%
        Altria Group Inc.,
           7.125%, 6/22/10 .....................................................  United States    100,000,000           99,773,000
           senior note, 8.50%, 11/10/13 ........................................  United States    160,000,000          165,882,400
           senior note, 9.70%, 11/10/18 ........................................  United States    330,000,000          357,247,440
        Dole Food Co. Inc., senior note, 8.625%, 5/01/09 .......................  United States      3,050,000            2,775,500
                                                                                                                    ---------------
                                                                                                                        625,678,340
                                                                                                                    ---------------
        ENERGY 5.3%
        Callon Petroleum Co., senior note, 9.75%, 12/08/10 .....................  United States    110,000,000           44,550,000
        Chesapeake Energy Corp., senior note,
           7.625%, 7/15/13 .....................................................  United States     55,000,000           47,575,000
           6.50%, 8/15/17 ......................................................  United States    155,000,000          119,350,000
           6.25%, 1/15/18 ......................................................  United States    150,000,000          111,750,000
           7.25%, 12/15/18 .....................................................  United States    169,000,000          132,665,000
           6.875%, 11/15/20 ....................................................  United States    135,000,000           97,875,000
        El Paso Corp., senior note,
           12.00%, 12/12/13 ....................................................  United States    176,600,000          177,041,500
           7.25%, 4/01/18 ......................................................  United States     50,000,000           39,933,600
           MTN, 7.75%, 1/15/32 .................................................  United States    250,000,000          163,530,250
        Mariner Energy Inc., senior note,

           7.50%, 4/15/13 ......................................................  United States     45,000,000           29,025,000
           8.00%, 5/15/17 ......................................................  United States     29,600,000           15,540,000


                    16 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        CORPORATE BONDS (CONTINUED)
        ENERGY (CONTINUED)
        Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ............  United States    120,800,000      $    96,640,000
        OPTI Canada Inc., senior note, 7.875%, 12/15/14 ........................  Canada           140,000,000           72,100,000
        Petrohawk Energy Corp., senior note,
           9.125%, 7/15/13 .....................................................  United States     73,000,000           59,495,000
    (b)    144A, 7.875%, 6/01/15 ...............................................  United States     99,000,000           73,755,000
    (b) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ..............  Switzerland       58,650,000           37,536,000
        Pioneer Natural Resources Co., senior bond, 6.875%, 5/01/18 ............  United States    110,000,000           77,484,220
        Plains Exploration & Production Co., senior note, 7.75%,
           6/15/15 .............................................................  United States     75,000,000           57,000,000
        Sabine Pass LNG LP, senior secured note,
           7.25%, 11/30/13 .....................................................  United States     95,000,000           69,825,000
           7.50%, 11/30/16 .....................................................  United States    390,000,000          282,750,000
        Sesi LLC, senior note, 6.875%, 6/01/14 .................................  United States    110,000,000           85,250,000
        Tesoro Corp., senior note, 6.50%, 6/01/17 ..............................  United States     16,000,000            8,860,000
    (b) W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14 ...................  United States    130,000,000           70,850,000
                                                                                                                    ---------------
                                                                                                                      1,970,380,570
                                                                                                                    ---------------
        FINANCIALS 8.7%
        American Express Co., senior note, 7.00%, 3/19/18 ......................  United States     90,000,000           91,156,140
        American Express Credit Corp., C, 7.30%, 8/20/13 .......................  United States    150,000,000          153,688,050
  (b,d) American International Group Inc., junior sub. deb., 144A, FRN,
           8.175%, 5/15/58 .....................................................  United States    591,600,000          230,425,834
    (h) Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual ...........  United States     60,000,000           44,955,000
    (b) BAT International Finance PLC, senior note, 144A, 9.50%,
           11/15/18 ............................................................  United Kingdom    62,200,000           69,008,870
        General Electric Capital Corp., senior note, 5.625%, 5/01/18 ...........  United States     20,000,000           20,181,220
        GMAC LLC,
           5.625%, 5/15/09 .....................................................  United States    140,000,000          134,546,720
    (b)    7.75%, senior note, 144A, 1/19/10 ...................................  United States    391,440,000          352,225,541
    (b)    7.25%, senior note, 144A, 3/02/11 ...................................  United States    148,804,000          127,941,679
    (b)    6.875%, senior note, 144A, 9/15/11 ..................................  United States    506,568,000          415,248,987
    (b)    6.875%, senior note, 144A, 8/28/12 ..................................  United States    190,216,000          146,116,322
    (b)    6.75%, senior note, 144A, 12/01/14 ..................................  United States     76,752,000           52,788,491
        iStar Financial Inc.,
           8.625%, 6/01/13 .....................................................  United States    160,000,000           49,631,520
           senior note, 5.95%, 10/15/13 ........................................  United States     20,000,000            6,304,880
    (h) JPMorgan Chase & Co., junior sub. note, 1, 7.90%, Perpetual ............  United States    630,000,000          525,436,380
    (i) Lehman Brothers Holdings Inc., senior note,
           7.50%, 12/03/08 .....................................................  United States    400,000,000           23,039,500
           7.50%, 11/21/09 .....................................................  United States    900,000,000           31,792,500
           6.20%, 9/26/14 ......................................................  United States    326,000,000           32,600,000
           6.875%, 5/02/18 .....................................................  United States    104,900,000           10,490,000
           7.00%, 9/27/27 ......................................................  United States    100,000,000           10,000,000
  (b,d) Liberty Mutual Group, junior sub. note, 144A, FRN, 10.75%,
           6/15/88 .............................................................  United States    100,000,000           55,071,000
        Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ..............................  United States     48,000,000           50,295,600
        Morgan Stanley, 5.05%, 1/21/11 .........................................  United States     88,000,000           84,563,600
        Morgan Stanley Dean Witter & Co.,
           6.60%, 4/01/12 ......................................................  United States     25,000,000           24,187,000
           5.30%, 3/01/13 ......................................................  United States    100,000,000           90,771,100


                    Quarterly Statements of Investments | 17

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        CORPORATE BONDS (CONTINUED)
        FINANCIALS (CONTINUED)
    (h) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual .......................  United States     44,500,000      $    36,757,534
    (h) Wells Fargo Capital XV, pfd., 9.75%, Perpetual .........................  United States    355,000,000          358,884,410
                                                                                                                    ---------------
                                                                                                                      3,228,107,878
                                                                                                                    ---------------
        HEALTH CARE 5.7%
        Community Health Systems Inc., senior sub. note, 8.875%,
           7/15/15 .............................................................  United States    403,500,000          373,237,500
        DaVita Inc.,
           senior note, 6.625%, 3/15/13 ........................................  United States    140,000,000          133,700,000
           senior sub. note, 7.25%, 3/15/15 ....................................  United States     80,000,000           76,400,000
        HCA Inc.,
           6.375%, 1/15/15 .....................................................  United States    125,000,000           76,875,000
           senior note, 6.50%, 2/15/16 .........................................  United States    150,000,000           93,000,000
           senior secured note, 9.25%, 11/15/16 ................................  United States    137,500,000          126,500,000
        Tenet Healthcare Corp., senior note,
           6.375%, 12/01/11 ....................................................  United States    540,000,000          419,850,000
           6.50%, 6/01/12 ......................................................  United States    265,000,000          202,725,000
           7.375%, 2/01/13 .....................................................  United States    390,000,000          279,825,000
    (d)    FRN, 9.25%, 2/01/15 .................................................  United States    345,500,000          279,855,000
  (d,f) U.S. Oncology Holdings Inc., senior note, PIK, FRN, 8.334%,
           3/15/12 .............................................................  United States     75,232,814           48,149,001
        Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
           10/01/09, 11.25% thereafter, 10/01/15 ...............................  United States     23,900,000           18,881,000
                                                                                                                    ---------------
                                                                                                                      2,128,997,501
                                                                                                                    ---------------
        INDUSTRIALS 4.3%
        Allied Waste North America Inc.,
           senior note, 7.875%, 4/15/13 ........................................  United States     17,000,000           16,164,348
           senior note, B, 7.375%, 4/15/14 .....................................  United States    190,000,000          179,741,900
           senior note, B, 7.125%, 5/15/16 .....................................  United States     95,000,000           86,569,890
           senior secured note, 6.125%, 2/15/14 ................................  United States    215,000,000          194,782,690
           senior secured note, 6.875%, 6/01/17 ................................  United States    100,000,000           93,144,100
           senior secured note, B, 5.75%, 2/15/11 ..............................  United States     30,000,000           28,138,560
        Browning-Ferris Industries Inc., 7.40%, 9/15/35 ........................  United States    100,000,000           82,708,800
    (b) Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 .....................  United Kingdom   100,000,000           74,625,000
        Hertz Corp.,
           senior note, 8.875%, 1/01/14 ........................................  United States    320,000,000          198,400,000
           senior sub. note, 10.50%, 1/01/16 ...................................  United States     25,000,000           11,531,250
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
           5/15/13 .............................................................  United States    158,000,000          111,390,000
        JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .............  United States    125,000,000          103,125,000
        L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ............  United States     15,600,000           14,118,000
        Nortek Inc., senior note, 10.00%, 12/01/13 .............................  United States    100,000,000           68,500,000
        RBS Global & Rexnord Corp.,
           senior note, 9.50%, 8/01/14 .........................................  United States     85,000,000           63,750,000
           senior sub. note, 11.75%, 8/01/16 ...................................  United States     90,000,000           51,525,000
(b,d,f) Rexnord Holdings Inc., senior note, 144A, PIK, FRN, 9.81%,
           3/01/13 .............................................................  United States     89,220,363           37,472,552


                    18 | Quarterly Statements of Investments

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        CORPORATE BONDS (CONTINUED)
        INDUSTRIALS (CONTINUED)
        Terex Corp., senior sub. note, 8.00%, 11/15/17 .........................  United States    185,000,000      $   158,175,000
    (b) U.S. Investigations Services Inc., senior note, 144A, 10.50%,
           11/01/15 ............................................................  United States     50,000,000           36,750,000
                                                                                                                    ---------------
                                                                                                                      1,610,612,090
                                                                                                                    ---------------
        INFORMATION TECHNOLOGY 3.2%
    (b) Ceridian Corp., senior note, 144A, 11.25%, 11/15/15 ....................  United States     80,000,000           42,700,000
        First Data Corp., senior note, 9.875%, 9/24/15 .........................  United States    275,000,000          167,750,000
        Fiserv Inc., senior note, 6.80%, 11/20/17 ..............................  United States     50,000,000           44,358,350
        Flextronics International Ltd., senior sub. note, 6.25%,
           11/15/14 ............................................................  Singapore        100,000,000           75,000,000
        Freescale Semiconductor Inc., senior note,
           8.875%, 12/15/14 ....................................................  United States    465,000,000          206,925,000
           10.125%, 12/15/16 ...................................................  United States    635,000,000          263,525,000
        Lucent Technologies Inc., 6.45%, 3/15/29 ...............................  United States    180,000,000           72,900,000
    (b) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ...............  Canada            77,100,000           16,926,148
        NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15 ...................  Netherlands       28,800,000            5,544,000
        Qwest Capital Funding Inc., 7.25%, 2/15/11 .............................  United States     17,900,000           15,125,500
        Sanmina-SCI Corp., senior sub. note,
           6.75%, 3/01/13 ......................................................  United States    150,000,000           65,250,000
           8.125%, 3/01/16 .....................................................  United States    100,000,000           39,500,000
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ........................................  United States     59,300,000           51,591,000
    (b)    senior note, 144A, 10.625%, 5/15/15 .................................  United States     55,000,000           47,300,000
           senior sub. note, 10.25%, 8/15/15 ...................................  United States    100,000,000           66,500,000
                                                                                                                    ---------------
                                                                                                                      1,180,894,998
                                                                                                                    ---------------
        MATERIALS 1.8%
        Freeport-McMoRan Copper & Gold Inc.,
           senior note, 8.25%, 4/01/15 .........................................  United States     82,400,000           71,044,250
           senior note, 8.375%, 4/01/17 ........................................  United States    115,000,000           94,430,640
           senior secured note, 6.875%, 2/01/14 ................................  United States     30,000,000           27,027,900
    (b) Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%,
           2/15/16 .............................................................  United Kingdom   175,000,000 EUR       31,811,326
        Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ..................  United States    200,000,000           35,000,000
        Nalco Co., senior note, 7.75%, 11/15/11 ................................  United States     27,000,000           26,055,000
        Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
           9.00% thereafter, 2/01/14 ...........................................  United States    380,000,000          275,500,000
        Novelis Inc., senior note, 7.25%, 2/15/15 ..............................  Canada           190,000,000          111,150,000
        Stone Container Corp., senior note, 8.00%, 3/15/17 .....................  United States     63,900,000           12,460,500
                                                                                                                    ---------------
                                                                                                                        684,479,616
                                                                                                                    ---------------
        TELECOMMUNICATION SERVICES 0.3%
    (b) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .................  Jamaica          140,000,000           91,700,000
                                                                                                                    ---------------
        UTILITIES 6.4%
        Aquila Inc., senior note, 14.875%, 7/01/12 .............................  United States     79,344,000           80,193,457
        CMS Energy Corp., senior note, 7.75%, 8/01/10 ..........................  United States     16,860,000           16,685,162
        Dominion Resources Inc., senior note, 8.875%, 1/15/19 ..................  United States     80,000,000           86,358,720


                    Quarterly Statements of Investments | 19

Franklin Custodian Funds

                                                                                                    PRINCIPAL
        FRANKLIN INCOME FUND                                                         COUNTRY        AMOUNT(c)            VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        CORPORATE BONDS (CONTINUED)
        UTILITIES (CONTINUED)
        Dynegy Holdings Inc., senior note,
           6.875%, 4/01/11 .....................................................  United States    315,000,000      $   277,200,000
           8.75%, 2/15/12 ......................................................  United States    312,500,000          276,562,500
           7.50%, 6/01/15 ......................................................  United States     15,000,000           10,575,000
           8.375%, 5/01/16 .....................................................  United States    212,000,000          151,580,000
           7.75%, 6/01/19 ......................................................  United States    100,000,000           69,500,000
        Energy Future Holdings Corp., senior note,
    (b)    144A, 10.875%, 11/01/17 .............................................  United States    187,500,000          134,062,500
  (b,f)    144A, PIK, 11.25%, 11/01/17 .........................................  United States    243,700,000          119,413,000
           P, 5.55%, 11/15/14 ..................................................  United States    300,000,000          141,668,400
    (b) Illinois Power Co., senior note, 144A, 9.75%, 11/15/18 .................  United States     75,000,000           82,077,825
    (b) Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 .................  Netherlands       80,000,000           66,000,000
        PNM Resources Inc., senior note, 9.25%, 5/15/15 ........................  United States     55,000,000           44,000,000
        Public Service Co. of New Mexico, senior note, 7.95%, 5/15/18 ..........  United States     55,000,000           44,825,220
        Reliant Energy Inc., senior note,
           7.625%, 6/15/14 .....................................................  United States    150,000,000          125,250,000
           7.875%, 6/15/17 .....................................................  United States    153,100,000          124,776,500
        Sempra Energy, senior note, 8.90%, 11/15/13 ............................  United States     63,000,000           63,671,391
    (b) Texas Competitive Electric Holdings Co. LLC, senior note,
           144A, 10.25%, 11/01/15 ..............................................  United States    353,025,000          252,412,875
    (f)    144A, PIK, 10.50%, 11/01/16 .........................................  United States    150,000,000           75,750,000
           B, 144A, 10.25%, 11/01/15 ...........................................  United States    186,900,000          133,633,500
                                                                                                                    ---------------
                                                                                                                      2,376,196,050
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS (COST $28,780,773,096) ...........................                                     19,482,410,219
                                                                                                                    ---------------
        CONVERTIBLE BONDS 1.6%
        CONSUMER DISCRETIONARY 0.2%
    (b) Host Hotels & Resorts LP, senior note, 144A, cvt., 2.625%,
           4/15/12 .............................................................  United States     39,250,000           25,561,563
    (b) Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 ..............  United States     57,500,000           49,881,250
                                                                                                                    ---------------
                                                                                                                         75,442,813
                                                                                                                    ---------------
        FINANCIALS 0.9%
    (b) Duke Realty LP, cvt., senior note, 144A, 3.75%, 12/01/11 ...............  United States    180,000,000          103,500,000
    (d) iStar Financial Inc., cvt., senior note, FRN, 4.383%, 10/01/12 .........  United States    250,000,000           71,249,250
        Vornado Realty Trust, cvt., senior bond,
           3.625%, 11/15/26 ....................................................  United States     70,000,000           55,825,000
           2.85%, 4/01/27 ......................................................  United States    142,000,000          105,435,000
                                                                                                                    ---------------
                                                                                                                        336,009,250
                                                                                                                    ---------------
        HEALTH CARE 0.2%
    (b) Mylan Inc., 144A, cvt., 3.75%, 9/15/15 .................................  United States     81,000,000           73,710,000
                                                                                                                    ---------------
        INFORMATION TECHNOLOGY 0.3%
    (b) Advanced Micro Devices Inc., cvt., senior note, 144A, 5.75%,
        8/15/12 ................................................................  United States    325,000,000          113,343,750
                                                                                                                    ---------------
        TOTAL CONVERTIBLE BONDS (COST $977,533,373) ............................                                        598,505,813
                                                                                                                    ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $51,245,345,996) ..............................................                                     34,940,935,462
                                                                                                                    ---------------


                    20 | Quarterly Statements of Investments

Franklin Custodian Funds

        FRANKLIN INCOME FUND                                                         COUNTRY         SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        SHORT TERM INVESTMENTS 3.4%
        MONEY MARKET FUNDS (COST $279,193,027) 0.8%
    (j) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...  United States    279,193,027      $   279,193,027
                                                                                                                    ---------------
        INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.0%(k)
        MONEY MARKET FUNDS (COST $638,000) 0.0%(k)
    (l) Bank of New York Institutional Cash Reserve Fund, 0.09% ................  United States        638,000              631,620
                                                                                                                    ---------------
                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(c)
                                                                                                  ------------
        REPURCHASE AGREEMENTS (COST $984,714,201) 2.6%
    (m) Joint Repurchase Agreement, 0.019%, 1/02/09
           (Maturity Value $984,715,264) .......................................  United States    984,714,201          984,714,201
              Banc of America Securities LLC
                 (Maturity Value $151,980,952)
              Barclays Capital Inc. (Maturity Value $144,753,144)
              BNP Paribas Securities Corp. (Maturity Value $193,004,192)
              Credit Suisse Securities (USA) LLC
                 (Maturity Value $193,004,192)
              Deutsche Bank Securities Inc. (Maturity Value $111,381,144)
              HSBC Securities (USA) Inc. (Maturity Value $144,753,144)
              UBS Securities LLC (Maturity Value $45,838,496)
                 Collateralized by U.S. Government Agency Securities,
                    3.50% - 7.00%, 6/15/09 - 5/20/22; (n) U.S. Government Agency
                    Discount Notes, 1/05/09 - 10/19/09; (n) U.S. Treasury Bills,
                    1/15/09; and U.S. Treasury Notes, 0.875% - 4.625%,
                    7/15/09 - 2/28/11
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $52,509,891,224) 97.4% .................................                                     36,205,474,310
OTHER ASSETS, LESS LIABILITIES 2.6% ............................................                                        969,001,467
                                                                                                                    ---------------
NET ASSETS 100.0% ..............................................................                                    $37,174,475,777
                                                                                                                    ===============

See Abbreviations on page 31.

(a)  See Note 5 regarding holdings of 5% voting securities.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the aggregate value of these securities was $4,076,300,881, representing 10.97% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f)  Income may be received in additional securities and/or cash.

(g)  A portion or all of the security is on loan at December 31, 2008.

(h)  Perpetual securities with no stated maturity date.

(i)  Defaulted security.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(k)  Rounds to less than 0.1% of net assets.

(l)  The rate shown is the annualized seven-day yield at period end.

(m) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2008, all repurchase agreements had been entered into on that date.

(n)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                  PRINCIPAL AMOUNT        VALUE
        ------------------------------------------------------------------------                  ----------------   --------------
        MORTGAGE-BACKED SECURITIES 95.3%
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 95.3%
        GNMA GP 30 Year, 8.25%, 3/15/17 - 10/15/17 .............................                  $        103,630   $      110,032
        GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16 .............................                           227,075          244,830
        GNMA GP 30 Year, 10.00%, 11/15/09 - 1/15/10 ............................                            59,480           61,886
        GNMA GP 30 Year, 10.25%, 5/15/20 .......................................                            10,097           11,217
        GNMA GP 30 Year, 11.00%, 1/15/10 - 12/15/10 ............................                           161,536          172,191
        GNMA GP 30 Year, 11.25%, 7/15/13 - 1/15/16 .............................                           195,961          221,466
        GNMA GP 30 Year, 11.50%, 2/15/13 - 5/15/13 .............................                            30,196           34,680
        GNMA GP 30 Year, 11.75%, 7/15/13 - 8/15/13 .............................                            30,734           35,164
        GNMA GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ............................                            10,416           11,582
        GNMA GP 30 Year, 12.50%, 5/15/10 - 6/15/10 .............................                            15,159           16,398
        GNMA GP 30 Year, 12.75%, 5/15/14 .......................................                             4,606            5,397
        GNMA I SF 15 Year, 6.50%, 5/15/18 ......................................                         1,207,678        1,276,229
        GNMA I SF 15 Year, 7.00%, 10/15/09 .....................................                            26,657           26,821
    (a) GNMA I SF 30 Year, 4.50%, 1/01/39 ......................................                        22,100,000       22,500,563
        GNMA I SF 30 Year, 5.00%, 2/15/33 - 10/15/38 ...........................                       889,949,484      915,775,739
        GNMA I SF 30 Year, 5.50%, 5/15/28 - 12/15/38 ...........................                     1,379,005,338    1,424,695,737
        GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/38 ..........................                     1,570,807,063    1,625,051,247
        GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/38 ............................                       372,625,287      390,231,239
        GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ............................                            68,557           72,182
        GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32 ............................                       183,411,918      194,276,888
        GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ...........................                           581,191          612,486
        GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33 ............................                        59,345,477       62,956,927
        GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22 ............................                           408,911          431,536
        GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30 ...........................                        35,211,471       37,531,181
        GNMA I SF 30 Year, 8.25%, 3/15/27 ......................................                            36,787           39,291
        GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ...........................                         7,660,671        8,196,636
        GNMA I SF 30 Year, 9.00%, 4/15/09 - 7/15/23 ............................                         9,616,548       10,292,618
        GNMA I SF 30 Year, 9.50%, 5/15/09 - 8/15/22 ............................                         5,755,694        6,258,482
        GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25 ...........................                         7,634,479        8,491,871
        GNMA I SF 30 Year, 10.50%, 2/15/12 - 10/15/21 ..........................                         5,701,200        6,416,070
        GNMA I SF 30 Year, 11.00%, 12/15/09 - 5/15/21 ..........................                         4,251,368        4,782,190
        GNMA I SF 30 Year, 11.50%, 3/15/13 - 2/15/16 ...........................                         1,156,177        1,328,939
        GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ...........................                         5,583,602        6,492,461
        GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ...........................                         4,268,205        4,938,025
        GNMA I SF 30 Year, 13.00%, 8/15/10 - 9/15/15 ...........................                         4,707,941        5,483,017
        GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...........................                            41,277           43,740
        GNMA II GP 30 Year, 11.50%, 8/20/13 ....................................                            12,678           14,513
        GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..........................                        36,469,889       36,895,581
        GNMA II SF 30 Year, 5.00%, 7/20/33 - 7/20/38 ...........................                       343,959,781      353,228,711
        GNMA II SF 30 Year, 5.00%, 9/20/33 .....................................                       180,130,119      184,846,698
        GNMA II SF 30 Year, 5.50%, 6/20/34 - 8/20/38 ...........................                       636,814,505      655,834,154
        GNMA II SF 30 Year, 5.50%, 12/20/34 ....................................                       127,428,619      131,292,980
        GNMA II SF 30 Year, 5.50%, 1/20/35 .....................................                        75,648,960       77,906,487
        GNMA II SF 30 Year, 5.50%, 6/20/38 .....................................                       111,003,338      114,272,778
    (a) GNMA II SF 30 Year, 6.00%, 10/20/23 - 12/20/38 .........................                       827,022,649      852,944,391
        GNMA II SF 30 Year, 6.00%, 8/20/38 .....................................                        78,962,754       81,417,474
        GNMA II SF 30 Year, 6.50%, 6/20/24 - 3/20/34 ...........................                        62,405,562       65,684,127


                    22 | Quarterly Statements of Investments

Franklin Custodian Funds

        FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                                  PRINCIPAL AMOUNT          VALUE
        ------------------------------------------------------------------------                  ----------------   --------------
        MORTGAGE-BACKED SECURITIES (CONTINUED)
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONTINUED)
        GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ...........................                  $     33,690,622   $   35,466,264
        GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 ..........................                         6,179,397        6,532,152
        GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ...........................                         2,954,452        3,138,975
        GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ...........................                         1,465,059        1,561,664
        GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21 ..........................                           472,928          504,272
        GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25 ...........................                           270,374          293,516
        GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 ..........................                           589,750          653,673
        GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 ..........................                         1,563,931        1,750,394
        GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 ..........................                           239,913          269,970
        GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 ..........................                           133,569          152,464
        GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 ..........................                           258,990          300,198
        GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ........................                           192,488          225,686
        GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 .........................                           204,530          242,126
                                                                                                                     --------------
        TOTAL MORTGAGE-BACKED SECURITIES (COST $7,158,617,636) .................                                      7,344,556,206
                                                                                                                     --------------
                                                                                                       SHARES
                                                                                                  ----------------
        SHORT TERM INVESTMENTS 4.7%
        MONEY MARKET FUNDS (COST $279,319,831) 3.6%
    (b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...                       279,319,831      279,319,831

                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
        REPURCHASE AGREEMENTS (COST $80,000,000) 1.1%
    (c) Barclays Capital Inc., 0.03%, 1/02/09 (Maturity Value $80,000,134)
           Collateralized by U.S. Treasury Notes, 3.25%, 12/31/09 ..............                  $     80,000,000       80,000,000
                                                                                                                     --------------
        TOTAL INVESTMENTS (COST $7,517,937,467) 100.0% .........................                                      7,703,876,037
        OTHER ASSETS, LESS LIABILITIES (0.0)%d .................................                                         (2,079,027)
                                                                                                                     --------------
        NET ASSETS 100.0% ......................................................                                     $7,701,797,010
                                                                                                                     ==============

See Abbreviations on page 31.

(a) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c) At December 31, 2008, all repurchase agreements had been entered into on that date.

(d)  Rounds to less than 0.1% of net assets.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 23

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS 95.5%
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
        AT&T Inc. ..............................................................  United States      1,000,000      $    28,500,000
        Verizon Communications Inc. ............................................  United States        800,000           27,120,000
                                                                                                                    ---------------
                                                                                                                         55,620,000
                                                                                                                    ---------------
        ELECTRIC UTILITIES 48.3%
        Allegheny Energy Inc. ..................................................  United States        500,000           16,930,000
        American Electric Power Co. Inc. .......................................  United States      1,300,000           43,264,000
        Cleco Corp. ............................................................  United States      1,000,000           22,830,000
        Duke Energy Corp. ......................................................  United States      3,800,000           57,038,000
        Edison International ...................................................  United States      1,759,000           56,499,080
        Entergy Corp. ..........................................................  United States      1,500,000          124,695,000
        Exelon Corp. ...........................................................  United States      2,200,000          122,342,000
        FirstEnergy Corp. ......................................................  United States      1,600,000           77,728,000
        FPL Group Inc. .........................................................  United States      1,500,000           75,495,000
        Hawaiian Electric Industries Inc. ......................................  United States        400,000            8,856,000
        Northeast Utilities ....................................................  United States      1,000,000           24,060,000
        NV Energy Corp. ........................................................  United States      5,000,000           49,450,000
        Pepco Holdings Inc. ....................................................  United States      1,200,000           21,312,000
        Pinnacle West Capital Corp. ............................................  United States        800,000           25,704,000
        Portland General Electric Co. ..........................................  United States      1,200,000           23,364,000
        PPL Corp. ..............................................................  United States      2,000,000           61,380,000
        Progress Energy Inc. ...................................................  United States      1,300,000           51,805,000
        The Southern Co. .......................................................  United States      2,100,000           77,700,000
        UIL Holdings Corp. .....................................................  United States         56,309            1,690,959
        Westar Energy Inc. .....................................................  United States      1,080,600           22,163,106
                                                                                                                    ---------------
                                                                                                                        964,306,145
                                                                                                                    ---------------
        GAS UTILITIES 1.6%
        AGL Resources Inc. .....................................................  United States        800,000           25,080,000
        Southwest Gas Corp. ....................................................  United States        300,000            7,566,000
                                                                                                                    ---------------
                                                                                                                         32,646,000
                                                                                                                    ---------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.8%
        Constellation Energy Group .............................................  United States      1,400,000           35,126,000
                                                                                                                    ---------------
        MULTI-UTILITIES 38.2%
        Alliant Energy Corp. ...................................................  United States      1,200,000           35,016,000
        Ameren Corp. ...........................................................  United States      1,350,000           44,901,000
        CenterPoint Energy Inc. ................................................  United States      1,700,000           21,454,000
        CMS Energy Corp. .......................................................  United States      1,000,000           10,110,000
        Consolidated Edison Inc. ...............................................  United States        800,000           31,144,000
        Dominion Resources Inc. ................................................  United States      1,900,000           68,096,000
        DTE Energy Co. .........................................................  United States        500,000           17,835,000
        GDF Suez ...............................................................  France               700,000           34,576,464
        Integrys Energy Group Inc. .............................................  United States        300,000           12,894,000
        National Grid PLC ......................................................  United Kingdom     4,987,755           49,864,904
        PG&E Corp. .............................................................  United States      2,192,000           84,852,320
        PNM Resources Inc. .....................................................  United States        855,720            8,625,658


                    24 | Quarterly Statements of Investments

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        COMMON STOCKS (CONTINUED)
        MULTI-UTILITIES (CONTINUED)
        Public Service Enterprise Group Inc. ...................................  United States      2,100,000      $    61,257,000
        Puget Energy Inc. ......................................................  United States      1,352,300           36,877,221
        RWE AG .................................................................  Germany              300,000           26,566,302
        SCANA Corp. ............................................................  United States        900,000           32,040,000
        Sempra Energy ..........................................................  United States      1,600,000           68,208,000
        TECO Energy Inc. .......................................................  United States        700,000            8,645,000
        United Utilities Group PLC .............................................  United Kingdom       960,189            8,786,061
        Vectren Corp. ..........................................................  United States        600,000           15,006,000
        Wisconsin Energy Corp. .................................................  United States        987,800           41,467,844
        Xcel Energy Inc. .......................................................  United States      2,400,000           44,520,000
                                                                                                                    ---------------
                                                                                                                        762,742,774
                                                                                                                    ---------------
        OIL, GAS & CONSUMABLE FUELS 2.4%
        Spectra Energy Corp. ...................................................  United States      2,000,000           31,480,000
        The Williams Cos. Inc. .................................................  United States      1,105,190           16,003,151
                                                                                                                    ---------------
                                                                                                                         47,483,151
                                                                                                                    ---------------
        WATER UTILITIES 0.4%
        American Water Works Co. Inc. ..........................................  United States        400,000            8,352,000
                                                                                                                    ---------------
        TOTAL COMMON STOCKS (COST $1,501,690,361) ..............................                                      1,906,276,070
                                                                                                                    ---------------
        CONVERTIBLE PREFERRED STOCKS (COST $13,497,475) 0.5%
        ELECTRIC UTILITIES 0.5%
        CMS Energy Trust I, 7.75%, cvt. pfd ....................................  United States        270,050            8,906,654
                                                                                                                    ---------------

                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(a)
                                                                                                  ------------
        CORPORATE BONDS 3.1%
        ELECTRIC UTILITIES 1.6%
        MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28 ...........  United States   $ 25,000,000           26,791,550
        Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26 ...  United States      7,292,789            5,756,585
                                                                                                                    ---------------
                                                                                                                         32,548,135
                                                                                                                    ---------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.9%
        Energy Future Holdings Corp., senior note,
           P, 5.55%, 11/15/14 ..................................................  United States     32,300,000           15,252,965
           R, 6.55%, 11/15/34 ..................................................  United States      5,700,000            1,952,774
                                                                                                                    ---------------
                                                                                                                         17,205,739
                                                                                                                    ---------------
        MULTI-UTILITIES 0.6%
        Aquila Inc., senior note,
           9.95%, 2/01/11 ......................................................  United States      6,000,000            5,879,580
           8.27%, 11/15/21 .....................................................  United States      6,100,000            5,774,675
                                                                                                                    ---------------
                                                                                                                         11,654,255
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS (COST $77,055,124) ...............................                                         61,408,129
                                                                                                                    ---------------
        TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
           (COST $1,592,242,960) ...............................................                                      1,976,590,853
                                                                                                                    ---------------


                    Quarterly Statements of Investments | 25

Franklin Custodian Funds

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

        FRANKLIN UTILITIES FUND                                                      COUNTRY         SHARES              VALUE
        ------------------------------------------------------------------------  --------------  ------------      ---------------
        SHORT TERM INVESTMENTS (COST $12,535,261) 0.6%
        MONEY MARKET FUNDS 0.6%
    (b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.55% ...  United States     12,535,261      $    12,535,261
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $1,604,778,221) 99.7% ..........................                                      1,989,126,114
        OTHER ASSETS, LESS LIABILITIES 0.3% ....................................                                          6,404,446
                                                                                                                    ---------------
        NET ASSETS 100.0% ......................................................                                    $ 1,995,530,560
                                                                                                                    ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    26 | Quarterly Statements of Investments

Franklin Custodian Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of five funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements and repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations


                    Quarterly Statements of Investments | 27

Franklin Custodian Funds

2. SECURITY VALUATION (CONTINUED)

of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2008, a portion of the securities held by the Franklin DynaTech Fund and the Franklin Growth Fund were fair valued. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FRANKLIN        FRANKLIN          FRANKLIN
                                                  DYNATECH         GROWTH            INCOME
                                                    FUND            FUND              FUND
                                                ------------   --------------   ----------------
Cost of investments .........................   $434,415,813   $1,067,095,733   $ 52,554,147,937
                                                ------------   --------------   ----------------
Unrealized appreciation .....................   $129,127,658   $  905,151,321   $  1,403,166,858
Unrealized depreciation .....................    (61,706,667)    (125,636,014)   (17,752,268,868)
                                                ------------   --------------   ----------------
Net unrealized appreciation (depreciation) ..   $ 67,420,991   $  779,515,307   $(16,349,102,010)
                                                ------------   --------------   ----------------

                                                   FRANKLIN
                                                U.S. GOVERNMENT      FRANKLIN
                                                   SECURITIES        UTILITIES
                                                      FUND             FUND
                                                ---------------   --------------
Cost of investments .........................   $7,517,937,467    $1,602,658,101
                                                --------------    --------------
Unrealized appreciation .....................   $  188,714,712    $  492,519,509
Unrealized depreciation .....................       (2,776,142)     (106,051,496)
                                                --------------    --------------
Net unrealized appreciation (depreciation) ..   $  185,938,570    $  386,468,013
                                                --------------    --------------


                    28 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin Custodian Funds

4. RESTRICTED SECURITIES

At December 31, 2008, the following fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

SHARES/                                                                           ACQUISITION
WARRANTS ISSUER                                                                      DATES         COST       VALUE
-------- -----------------------------------------------------------------------  -----------   ---------   --------
FRANKLIN DYNATECH FUND
 124,248 Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES .....      7/13/06    $289,500   $181,402
   4,807 Dilithium Networks Inc., pfd., D, 11.00%, 3/20/09 .....................     10/30/08       4,807      4,807
   4,126 Dilithium Networks Inc., wts., 3/20/09 ................................     10/30/08           1         --
                                                                                                            --------
            TOTAL RESTRICTED SECURITIES 0.04% of Net Assets) ...................                            $186,209
                                                                                                            --------

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2008, were as shown below.

                                 NUMBER                                NUMBER
                               OF SHARES                             OF SHARES
                                HELD AT                               HELD AT                                      REALIZED
                               BEGINNING     GROSS        GROSS         END         VALUE AT        INVESTMENT      CAPITAL
NAME OF ISSUER                 OF PERIOD   ADDITIONS   REDUCTIONS    OF PERIOD   END OF PERIOD        INCOME      GAIN (LOSS)
--------------                ----------   ---------   ----------   ----------   --------------    -----------   ------------
FRANKLIN INCOME FUND
NON-CONTROLLED AFFILIATES
AGL Resources Inc .........    4,000,000         --            --    4,000,000   $  125,400,000    $ 1,680,000   $         --
Ameren Corp ...............   12,500,000         --            --   12,500,000      415,750,000      7,937,500             --
Canadian Oil Sands Trust ..   25,000,000     69,700            --   25,069,700      434,722,773     13,226,690             --
PG&E Corp .................   20,000,000         --     4,500,000   15,500,000               --(a)   6,143,592    (29,047,105)
Pinnacle West Capital Corp.    5,500,000         --            --    5,500,000      176,715,000      2,887,500            --
Puget Energy Inc ..........    7,500,000         --       738,800    6,761,200      184,377,924      1,875,000      3,421,631
                                                                                 --------------    -----------   ------------
   TOTAL AFFILIATES Securities (3.58% of Net Assets) .........................   $1,336,965,697    $33,750,282   $(25,625,474)
                                                                                 --------------    -----------   ------------

(a)  As of December 31, 2008, no longer an affiliate.

6. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 29

Franklin Custodian Funds

6. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                               LEVEL 1           LEVEL 2         LEVEL 3          TOTAL
                                           ---------------   ---------------   -----------   ---------------
FRANKLIN DYNATECH FUND
   ASSETS:
      Investments in Securities            $   500,314,170   $     1,336,425   $   186,209   $   501,836,804
FRANKLIN GROWTH FUND
   ASSETS:
      Investments in Securities            $ 1,844,996,040   $     1,615,000   $        --   $ 1,846,611,040
FRANKLIN INCOME FUND
   ASSETS:
      Investments in Securities            $12,635,443,358   $23,474,591,789   $95,010,780   $36,205,045,927
   LIABILITIES:
      Other Financial Instruments(a)                    --         1,095,847            --         1,095,847
FRANKLIN U.S. GOVERNMENT SECURITIES FUND
   ASSETS:
      Investments in Securities            $   279,319,831   $ 7,424,556,206   $        --   $ 7,703,876,037
FRANKLIN UTILITIES FUND
   ASSETS:
      Investments in Securities            $ 1,918,811,331   $    70,314,783   $        --   $ 1,989,126,114

(a) Other financial instruments includes net unrealized appreciation (depreciation) on unfunded loan commitments.


                    30 | Quarterly Statements of Investments

Franklin Custodian Funds

6. FAIR VALUE MEASUREMENTS (CONTINUED)

At December 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                       FRANKLIN         FRANKLIN
                                                     DYNATECH FUND     INCOME FUND
                                                    INVESTMENTS IN   INVESTMENTS IN
                                                      SECURITIES       SECURITIES
                                                    --------------   --------------
Beginning Balance - October 1, 2008 .............      $     --        $        --
   Net realized gain (loss) .....................            --                 --
   Net change in unrealized appreciation
      (depreciation) ............................            --                 --
   Net purchases (sales) ........................            --         95,010,780
   Transfers in and/or out of Level 3 ...........       186,209                 --
                                                       --------        -----------
Ending Balance ..................................      $186,209        $95,010,780
                                                       --------        -----------
Net change in unrealized appreciation
   (depreciation) attributable to assets still
   held at end of period ........................      $     --        $        --
                                                       ========        ===========

7. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

CURRENCY

CAD - Canadian Dollar
EUR - Euro

SELECTED PORTFOLIO

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
GP    - Graduated Payment
MTN   - Medium Term Note
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
SF    - Single Family

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 31






Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009